Provision for expected credit losses - Impact of changes in credit exposures on the provision for ECL (Details) - Loans and credit commitments - AUD ($) $ in Billions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Performing - Stage 1
Provisions for expected credit losses
Net decrease in credit exposure on the provision for ECL	$ 15.6	$ 29.4
Performing - Stage 2
Provisions for expected credit losses
Net increase in credit exposure on the provision for ECL	54.3	60.1
Non-performing - Stage 3
Provisions for expected credit losses
Net decrease in credit exposure on the provision for ECL		2.2
Net increase in credit exposure on the provision for ECL	1.1
Parent Entity | Performing - Stage 1
Provisions for expected credit losses
Net decrease in credit exposure on the provision for ECL	10.8	20.2
Parent Entity | Performing - Stage 2
Provisions for expected credit losses
Net increase in credit exposure on the provision for ECL	40.5	56.5
Parent Entity | Non-performing - Stage 3
Provisions for expected credit losses
Net decrease in credit exposure on the provision for ECL		$ 2.0
Net increase in credit exposure on the provision for ECL	$ 0.9